Note 22 - Interest-bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
22.	INTEREST-BEARING LOANS AND BORROWINGS

	2019	2018 (restated)

Secured bank loans	284.5	434.7
Unsecured bank loans	212.6	212.3
Debentures and unsecured bond issues	106.6	104.7
Other unsecured loans	94.1	99.0
Lease liabilities	1,711.9	1,311.7
Non-current liabilities	2,409.7	2,162.4

Secured bank loans	176.7	1,404.8
Unsecured bank loans	0.1	86.6
Other unsecured loans	40.3	39.2
Lease liabilities	436.0	410.5
Current liabilities	653.1	1,941.1

Additional information regarding the exposure of the Company to the interest rate and foreign currency risk are disclosed in Note
27
–
Financial instruments and risks
.

At
December 31, 2019
and
2018
debts presented the following interest rates:

		2019			2018 (restated)
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in USD fixed rate	4.73%	10.9	8.1	4.40%	32.4	9.9
Debt denominated in US dollars floating rate	4.10%	95.1	0.2	3.59%	538.8	91.2
Debt denominated in CAD dollars floating rate	2.71%	0.5	–	2.43%	743.9	9.3
Debt denominated in CAD dollars fixed rate	3.50%	38.0	205.7	3.50%	25.2	120.4
Other latin american currency fixed rate	9.95%	34.3	313.6	10.02%	26.1	235.2
Reais denominated floating rate (TJLP and TR)	9.33%	10.0	161.8	9.08%	75.3	162.3
Reais debt - ICMS fixed rate	6.05%	40.4	86.0	5.79%	37.2	91.2
Reais debt - fixed rate	7.80%	423.9	1,634.3	10.00%	462.2	1,442.9
Total		653.1	2,409.7		1,941.1	2,162.4

Terms and debt repayment schedule –
December 31, 2019

	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	461.2	577.8	197.6	72.2	68.9	87.9	151.1
Unsecured bank loans	212.7	215.0	21.7	179.3	14.0	-	-
Debentures and unsecured bond issues	106.6	141.7	15.9	125.9	-	-	-
Other Unsecured loans	134.5	261.9	56.2	48.4	42.2	13.8	101.4
Lease liabilities	2,147.9	2,766.6	572.2	615.9	466.6	447.6	664.3
	3,062.8	3,963.1	863.5	1,041.7	591.8	549.4	916.7

Terms and debt repayment schedule –
December 31, 2018 (
restated)

	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	1,839.5	1,892.3	1,453.2	156.7	56.6	104.6	121.2
Unsecured bank loans	298.9	381.6	128.0	0.1	253.4	-	0.0
Debentures and unsecured bond issues	104.7	157.6	15.9	15.9	120.5	5.3	-
Other Unsecured loans	138.2	286.4	57.5	56.4	36.0	26.6	109.9
Lease liabilities	1,722.2	2,534.0	548.2	691.6	458.7	354.4	481.1
	4,103.5	5,251.9	2,202.9	920.6	925.2	491.0	712.2
Reconciliation of liabilities arising from financing activities

The tables below detail changes in the Company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows was, or future cash flows will be classified in the company’s consolidated statement of cash flows from financing activities.

	Current liabilities	Non-current liabilities
December 31, 2018 (restated)	1,941.1	2,162.4
Proceeds	782.8	163.3
Payments	(2,344.5)	(8.2)
Foreign exchange	28.6	12.8
Transfer between current and non-current	612.3	(612.3)
New lease agreements	92.4	806.5
Interest of lease	152.5	–
Payment of lease liabilities	(537.2)	–
Other movements	(74.9)	(114.8)
December 31, 2019	653.1	2,409.7

Contractual clauses (covenants)

As at
December 31, 2019,
the Company's loans had equal rights to payment without subordination clauses. Except for the credit lines due to FINAME contracted by the Company with Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), where collateral was provided in the form of assets acquired using the credit granted; other loans and financing contracted by the Company predict only personal guarantees as collateral, or are unsecured. Most loan contracts contain financial covenants, including: financial covenants, including limitations on new indebtedness; going-concern basis; maintenance, in use or in good condition for the business, of
the Company
's assets;
restrictions on acquisitions, mergers, sales or disposals of its assets;
disclosure of financial statements and the balance sheet;
no
prohibitions related to new real guarantees for loans contracted, except if: (i) expressly authorized under the agreement; (ii) new loans contracted from financial institutions linked to the Brazilian government including BNDES or foreign governments; or foreign governments, multilateral financial institutions (e.g. World Bank) or located in jurisdictions in which the Company
operates.

Additionally, all agreements with BNDES are subject to certain “provisions applicable to agreements entered into with BNDES” (“Provisions”). Such Provisions require the borrower, to obtain prior consent from BNDES if they, for instance, wish to: (i) raise new loans (except for the loans described in the Provisions); (ii) give preference and/or priority to other debts; and/or (iii) dispose of or encumber any items of their fixed assets (except as provided for in the Provisions).

These clauses apply to the extent that the events mentioned produce material adverse effects on the Company
and/or its subsidiaries, or the rights of its creditors, and, in the event of any of the events provided in the clauses
, the Company
may
be granted a grace period to resolve such defaults.

As of
December 31, 2019,
the Company was in compliance with all its contractual obligations for its loans and financings.